Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Domestic and Foreign Income (Loss) from Continuing Operations Before Income Taxes

The following table summarizes our U.S. and foreign income (loss) from continuing operations before income taxes:

	Year Ended December 31,
	2014	2013	2012
	(In thousands)
U.S.	$176,820	$26,888	$(20,097)
Foreign	287,821	273,805	370,154

Total	$464,641	$300,693	$350,057

Components of Income Tax Expense Attributable to Continuing Operations

The following table summarizes our provision for income taxes from continuing operations:

	Year Ended December 31,
	2014	2013	2012
		(In thousands)
Current income tax expense:
Federal	$120,541	$38,209	$56,501
State	6,645	(402)	(24)
Foreign	43,536	47,300	45,721

Current income tax expense	170,722	85,107	102,198

Deferred income tax (benefit) expense:
Federal	$(47,390)	$12,371	$(33,724)
State	(2,419)	445	578
Foreign	(29,222)	(13,588)	(21,974)

Deferred income tax (benefit) expense:	(79,031)	(772)	(55,120)

Income tax expense	$91,691	$84,335	$47,078

Components of Deferred Tax Assets and Deferred Tax Liabilities

As of December 31, 2014 and 2013, the significant components of our deferred tax assets and deferred tax liabilities were as follows:

	December 31,
	2014	2013
	(In thousands)
Deferred tax assets:
Provision for accrued expenses	$71,546	$54,986
Loyalty rewards reserve	84,373	49,310
Occupancy tax reserve	22,813	18,222
Net operating loss and tax credit carryforwards	49,091	33,979
Stock-based compensation	39,344	33,262
Other	39,952	28,224

Total deferred tax assets	307,119	217,983
Less valuation allowance	(50,748)	(32,942)

Net deferred tax assets	$256,371	$185,041

Deferred tax liabilities:
Prepaid merchant bookings and prepaid expenses	$(61,737)	$(62,082)
Intangible assets	(386,979)	(392,002)
Investment in subsidiaries	(1,320)	(7,913)
Unrealized gains	(5,783)	(8,999)
Property and equipment	(73,010)	(65,215)
Other	(1,178)	(2,081)

Total deferred tax liabilities	$(530,007)	$(538,292)

Net deferred tax liability	$(273,636)	$(353,251)

Schedule of Statutory Federal Income Tax Rate to Income from Continuing Operations before Income Taxes

A reconciliation of amounts computed by applying the federal statutory income tax rate to income from continuing operations before income taxes to total income tax expense is as follows:

	Year Ended December 31,
	2014	2013	2012
		(In thousands)
Income tax expense at the federal statutory rate of 35%	$162,624	$105,243	$122,520
Foreign tax rate differential	(81,371)	(87,729)	(78,094)
State income taxes, net of effect of federal tax benefit	2,720	3,994	1,280
Unrecognized tax benefits and related interest	(1,625)	12,096	16,038
Change in valuation allowance	13,914	19,167	(11,838)
Pay-to-play penalties	1,322	14,404	—
trivago acquisition stock-based compensation	—	19,825	—
Other, net	(5,893)	(2,665)	(2,828)

Income tax expense	$91,691	$84,335	$47,078

Income Tax Reconciliation of Beginning and Ending Amount of Gross Unrecognized Tax Benefits

A reconciliation of the beginning and ending amount of gross unrecognized tax benefits is as follows:

	2014	2013	2012
		(In thousands)
Balance, beginning of year	$109,712	$102,305	$81,682
Increases to tax positions related to the current year	28,416	21,899	20,453
Increases to tax positions related to prior years	4,469	5,064	4,837
Decreases to tax positions related to prior years	—	(3,732)	(304)
Reductions due to lapsed statute of limitations	(23,709)	(4,134)	(5,061)
Settlements during current year	—	(8,957)	(607)
Interest and penalties	(8,327)	(2,733)	1,305

Balance, end of year	$110,561	$109,712	$102,305